Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefit expenses
Summary of employee benefit expenses

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	225,085	250,773	183,193
Share-based compensation expenses	78,967	35,463	27,528
Pension costs - defined contribution plans	5,841	16,942	15,651
Other staff welfare expenses	12,670	6,072	7,770
	322,563	309,250	234,142